UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2002

Check here if Amendment [ ]; Amendment Number:
                                               -------

This Amendment (Check only one.):               [ ] is  a  restatement.
                                                [ ] adds  new  holdings
                                                    entries.

Institutional Investment Manager Filing this Report:

Name:      Robshaw & Julian Associates, Inc.

Address:   6255 Sheridan Drive, Suite 400,
           Williamsville, New York  14221

Form  13F  File  Number:  28-7320
                          -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing this Report on Behalf of Reporting Manager:

Name:   James P. Julian
Title:  Vice President
Phone:  716-633-6555

Signature,  Place,  and  Date  of  Signing:

/s/ James P. Julian              Williamsville, New York              07/23/2002
-------------------              -----------------------              ----------
    [Signature]                       [City, State]                     [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-7320          Robshaw & Julian Associates, Inc.
---------------  -----------------------------------------

         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report  Summary:1
Number of Other Included Managers:                       0
                                              ------------

Form  13F  Information  Table  Entry  Total:            37
                                              ------------

Form  13F  Information  Table  Value  Total:  $    166,924
                                              ------------
                                               (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                               FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
FANNIE MAE                     COMMON           313586109 12170225  165020          Sole    none        x      0    0
AFLAC INC                      COMMON           1055102   10972800  342900          Sole    none        x      0    0
PEPSICO INC                    COMMON           713448108  8917048  185001          Sole    none        x      0    0
AUTOMATIC DATA PROCESSING      COMMON           53015103   8825190  202645          Sole    none        x      0    0
GENERAL ELECTRIC CO.           COMMON           369604103  8648766  297720          Sole    none        x      0    0
WYETH                          COMMON           983024100  8412826  164313          Sole    none        x      0    0
SYSCO CORP                     COMMON           871829107  8109519  297925          Sole    none        x      0    0
UNITED TECHNOLOGIES            COMMON           913017109  7591560  111805          Sole    none        x      0    0
MEDTRONIC                      COMMON           585055106  7359059  171740          Sole    none        x      0    0
MERCK & CO INC                 COMMON           589331107  7270689  143576          Sole    none        x      0    0
WAL MART STORES INC            COMMON           931142103  6623644  120408          Sole    none        x      0    0
PRAXAIR INC.                   COMMON           74005P104  6487459  113875          Sole    none        x      0    0
ROYAL DUTCH PETE CO.           COMMON           780257705  6418395  116128          Sole    none        x      0    0
PFIZER                         COMMON           717081103  6382075  182345          Sole    none        x      0    0
INTEL CORP                     COMMON           458140100  6291000  344335          Sole    none        x      0    0
AMERICAN INTL GROUP            COMMON           26874107   6008470   88062          Sole    none        x      0    0
PHILIP MORRIS COS INC          COMMON           718154107  5543210  126905          Sole    none        x      0    0
INTERPUBLIC GROUP              COMMON           460690100  5205815  210251          Sole    none        x      0    0
SCHLUMBERGER                   COMMON           806857108  4887104  105099          Sole    none        x      0    0
MICROSOFT                      COMMON           594918104  4509742   82445          Sole    none        x      0    0
DISNEY WALT COMPANY            COMMON           254687106  2853749  150992          Sole    none        x      0    0
FIFTH THIRD BANCORP            COMMON           316773100  2770974   41575          Sole    none        x      0    0
CISCO                          COMMON           17275R102  2665636  191085          Sole    none        x      0    0
AGILENT                        COMMON           00846U101  2336998   98816          Sole    none        x      0    0
AOL TIME WARNER                COMMON           55622104   2238421  152170          Sole    none        x      0    0
EXXON CORP                     COMMON           302290101  1526070   37294          Sole    none        x      0    0
EMC                            COMMON           268648102  1412643  187105          Sole    none        x      0    0
CORNING INC.                   COMMON           219350105   967961  272665          Sole    none        x      0    0
J P MORGAN CHASE               COMMON           46625H100   542584   15996          Sole    none        x      0    0
JOHNSON & JOHNSON              COMMON           478160104   522182    9992          Sole    none        x      0    0
COCA COLA CO.                  COMMON           191216100   515200    9200          Sole    none        x      0    0
KEY CORP                       COMMON           493267108   419328   15360          Sole    none        x      0    0
M&T                            COMMON           55261F104   394496    4600          Sole    none        x      0    0
CITIGROUP                      COMMON           172967101   367699    9489          Sole    none        x      0    0
GILLETTE CO.                   COMMON           375766102   267573    7900          Sole    none        x      0    0
BERKSHIRE HATHWAY, CL A        COMMON           84670108    267200       4          Sole    none        x      0    0
PROCTOR & GAMBLE               COMMON           742718109   220839    2473          Sole    none        x      0    0